Trade, Other Payables and Accrued Liabilities (Details) - CAD ($)	Aug. 31, 2019	Aug. 31, 2018
Trade, other payables and accrued liabilities	$ 6,225,131	$ 5,767,402
Not later than one month [member]
Trade, other payables and accrued liabilities	839,215	704,776
Later than one month and not later than three months [member]
Trade, other payables and accrued liabilities	403,532	210,648
Later than three months and not later than one year [member]
Trade, other payables and accrued liabilities	$ 4,982,384	$ 4,851,978